Property and equipment detail, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Property, Plant and Equipment [Roll Forward]
Beginning Balance	$ 24,680	$ 24,105
Additions in property, plant and equipment	1,574	575	1,553
Write off of fully depreciated assets	(100)
Ending Balance	26,154	24,680	24,105
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(1,854)	(1,331)
Depreciation for the year	(513)	(523)
Write off of fully depreciated assets	100
Accumulated Depreciation, Property and Equipment, Ending Balance	(2,267)	(1,854)	(1,331)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	22,826	22,774
Property And Equipment Net, Ending Balance	$ 23,887	$ 22,826	$ 22,774